UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	54,423,266
TOTAL NET ASSETS - 100.0%	$54,423,266

Percentages are stated as a percent of net assets.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Futures Contracts
July 31, 2012 (Unaudited)

		Unrealized
Contracts		Appreciation
93	Corn Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $3,750,225)	$756,480

92	Natural Gas Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $2,952,280)	95,329

77	Soybean Futures
	Expiring November 2012 (Underlying Face Amount at Market Value $6,317,850)	1,216,235

97	Wheat Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $4,377,125)	1,055,275
		$3,123,319

Direxion Currency Trends Strategy Plus Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	9,124,344
TOTAL NET ASSETS - 100.0%	$9,124,344

Percentages are stated as a percent of net assets.
(a) $3,105,570 of cash is pledged as collateral for swap contracts.

Direxion Currency Trends Strategy Plus Fund
Long Equity Swap Contracts
July 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Bank of America Merrill Lynch	AFT FX Trends Index	1,648	$4,317,404	(1.24%)	10/1/2012	$(614,655)
Bank of America Merrill Lynch	AFT FX Trends Index	368	950,548	(1.24%)	11/5/2012	(122,025)
Bank of America Merrill Lynch	AFT FX Trends Index	384	949,478	(1.24%)	2/19/2013	(81,077)
Bank of America Merrill Lynch	AFT FX Trends Index	3,336	8,098,574	(1.24%)	3/1/2013	(550,139)
Bank of America Merrill Lynch	AFT FX Trends Index	146	348,784	(1.24%)	4/19/2013	(17,814)
Bank of America Merrill Lynch	AFT FX Trends Index	125	298,837	(1.24%)	4/29/2013	(15,391)
Bank of America Merrill Lynch	AFT FX Trends Index	30	71,095	(1.24%)	6/3/2013	(2,973)
Bank of America Merrill Lynch	AFT FX Trends Index	24	56,576	(1.24%)	6/10/2013	(2,063)
Bank of America Merrill Lynch	AFT FX Trends Index	82	192,969	(1.24%)	6/24/2013	(6,646)
		6,143	$15,284,265			$(1,412,783)

Direxion/Wilshire Dynamic Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 33.3%
12,879	iShares Barclays TIPS Bond Fund	$1,564,026
14,546	iShares MSCI Emerging Markets Index Fund	569,040
126,211	iShares MSCI Japan Index Fund	1,134,637
14,271	iShares MSCI Pacific ex-Japan Index Fund	611,084
73,240	iShares MSCI United Kingdom Index Fund	1,203,333
6,695	iShares Russell 2000 Growth Index Fund	601,077
6,566	iShares Russell 2000 Value Index Fund	456,403
34,931	iShares S&P Europe 350 Index Fund	1,184,161
17,748	iShares S&P GSCI Commodity Indexed Trust (b)	572,018
31,399	SPDR Barclays Capital High Yield Bond ETF	1,252,192
10,319	SPDR Barclays Capital International Treasury Bond ETF	617,489
6,640	SPDR Dow Jones REIT ETF	493,086
	TOTAL INVESTMENT COMPANIES (Cost $9,162,312)	$10,258,546

	TOTAL INVESTMENTS (Cost $9,162,312) - 33.3%	$10,258,546
	Other Assets in Excess of Liabilities - 66.7% (a)	20,524,345
	TOTAL NET ASSETS - 100.0%	$30,782,891

Percentages are stated as a percent of net assets.
(a) $3,070,000 of cash is pledged as collateral for swap contracts.
(b) Non-income producing security.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
July 31, 2012 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	94,487	$10,421,533	(0.55%)	3/14/2013	$280,971
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	75,703	4,879,844	(0.55%)	3/14/2013	(19,880)
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	72,322	4,980,018	(0.55%)	3/14/2013	37,120
		242,512	$20,281,396			$298,211

Direxion Long/Short Global IPO Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	2,828,717
TOTAL NET ASSETS - 100.0%	$2,828,717

Percentages are stated as a percent of net assets.
(a) $1,600,000 of cash is pledged as collateral for swap contracts.

Direxion Long/Short Global IPO Fund
Long Equity Swap Contracts
July 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	FTSE Renaissance Global IPO Index	26,300	$3,136,023	(0.70%)	8/2/2013	$(294,690)

Direxion Long/Short Global IPO Fund
Short Equity Swap Contracts
July 31, 2012 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	1,650	$58,268	(1.30%)	10/26/2012	$180
Credit Suisse Capital, LLC	Vanguard MSCI Emerging Markets ETF	12,300	486,171	0.10%	10/26/2012	(8,294)
Credit Suisse Capital, LLC	Vanguard Total Stock Market ETF	7,700	511,910	(0.20%)	10/2/2012	(33,911)
		21,650	$1,056,348			$(42,025)

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2012 (Unaudited)

No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	44,026,899
TOTAL NET ASSETS - 100.0%	$44,026,899

Percentages are stated as a percent of net assets.

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Futures Contracts
July 31, 2012 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
30	British Pound Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $2,940,187)	$21,704

72	Corn Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $2,903,400)	409,344

70	Natural Gas Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $2,246,300)	66,323

62	Soybean Futures
	Expiring November 2012 (Underlying Face Amount at Market Value $5,087,100)	629,624

23	U.S. Dollar Index Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $1,902,330)	(3,117)

59	U.S. 5 Year T-Note Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $7,362,094)	36,272

19	U.S. 10 Year T-Note Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $2,558,469)	19,403

9	U.S. Long T-Bond Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $1,359,281)	17,024

75	Wheat Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $3,384,375)	441,256
		$1,637,833

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Short Futures Contracts
July 31, 2012 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
18	Australian Dollar Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $1,884,240)	$(73,506)

26	Canadian Dollar Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $2,590,120)	(46,370)

24	Copper Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $2,050,500)	57,860

33	Cotton No. 2 Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $1,177,110)	81,905

9	Euro FX Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $1,385,212)	13,649

36	Gasoline RBOB Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $3,784,234)	(39,188)

29	Gold Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $4,682,340)	(75,193)

43	Heating Oil Futures
	Expiring December 2012 (Underlying Face Amount at Market Value $5,185,207)	(113,902)

13	Japanese Yen Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $2,081,137)	(29,036)

23	Silver Futures
	Expiring September 2012 (Underlying Face Amount at Market Value $3,210,110)	(54,688)

119	Sugar No. 11 Futures
	Expiring March 2013 (Underlying Face Amount at Market Value $3,052,112)	(4,157)

34	WTI Crude Oil Futures
	Expiring January 2013 (Underlying Face Amount at Market Value $3,048,780)	26,655
		$(255,971)

VALUATION MEASUREMENTS

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2012:

Direxion Indexed Commodity Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$3,123,319	$-	$3,123,319

Direxion Currency Trends Strategy Plus Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,412,783)	$-	$(1,412,783)

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Equity	$6,824,839	$-	$-	$6,824,839
Investment Companies- Fixed Income	$3,433,707	$-	$-	$3,433,707
Other Financial Instruments*	$-	$298,211	$-	$298,211

Direxion Long/Short Global IPO Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(336,715)	$-	$(336,715)

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$1,381,862	$-	$-	$1,381,862

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 securities during the quarter ended July 31, 2012.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion Currency Trends Strategy Plus Fund
Cost of investments	$0	$0
Gross unrealized appreciation	0	0
Gross unrealized depreciation	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0

	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund	Direxion Indexed Managed Futures Strategy Fund
Cost of investments	$9,340,244	$0	$0
Gross unrealized appreciation	1,177,142	0	0
Gross unrealized depreciation	(258,840)	(0)	(0)
Net unrealized appreciation/(depreciation)	$918,302	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title) /s/ Daniel D. O’Neill
         Daniel D. O’Neill, President

Date  September 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel D. O’Neill
         Daniel D. O’Neill, President

Date  September 17, 2012

By (Signature and Title) /s/ Patrick J. Rudnick
  Patrick J. Rudnick, Principal Financial Officer

Date  September 17, 2012

* Print the name and title of each signing officer under his or her signature.